PROVISIONS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other provisions [abstract]
Schedule of movement in provisions
The following table summarizes the movement in provisions for the years ended December 31:

	Non-income tax provisions	Decom-missioning provision	Legal provision	Other provisions	Total *

As of January 1, 2018	98	106	49	34	287

Arising during the year	11	4	5	43	63
Reclassified to assets held for sale	(1)	(4)	—	—	(5)
Utilized	(11)	(1)	(2)	(15)	(29)
Unused amounts reversed	—	(2)	(8)	—	(10)
Transfer and reclassification	65	—	—	—	65
Discount rate adjustment and imputed interest (change in estimate)	—	8	—	—	8
Translation adjustments and other	(12)	(18)	—	(5)	(35)

As of December 31, 2018	150	93	44	57	344
Non-current	—	93	17	—	110
Current	150	—	27	57	234

As of January 1, 2019	150	93	44	57	344

Arising during the year	79	28	3	70	180
Utilized	(105)	(1)	(6)	(51)	(163)
Unused amounts reversed	(4)	—	(15)	—	(19)
Transfer and reclassification	5	5	(1)	(2)	7
Discount rate adjustment and imputed interest (change in estimate)	—	8	—	—	8
Translation adjustments and other	1	5	1	(4)	3

As of December 31, 2019	126	138	26	70	360
Non-current	—	138	—	—	138
Current	126	—	26	70	222

* Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 23 for further details.